Premises and equipment (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Premises and equipment disclosures
Buildings and improvements	SFr 2,326	SFr 2,303
Land	417	420
Leasehold improvements	2,064	2,180
Software	5,908	6,484
Equipment	2,035	2,390
Premises and equipment	12,750	13,777
Accumulated depreciation	(8,106)	(9,136)
Total premises and equipment, net	4,644	4,641
Depreciation and impairment
Depreciation	1,012	1,232	SFr 1,236
Impairment	24	23	65
Bank
Premises and equipment disclosures
Buildings and improvements	2,110	2,087
Land	394	396
Leasehold improvements	2,045	2,162
Software	5,889	6,476
Equipment	1,946	2,304
Premises and equipment	12,384	13,425
Accumulated depreciation	(7,945)	(8,984)
Total premises and equipment, net	4,439	4,441
Depreciation and impairment
Depreciation	1,002	1,224	1,227
Impairment	SFr 24	SFr 23	SFr 65